UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-01435

AMCAP Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: August 31, 2010

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

AMCAP Fund

[close-up photo of leaves on a branch]

Semi-annual report for the six months ended August 31, 2010

AMCAP Fund® seeks long-term growth of capital by investing primarily in U.S. companies that have solid long-term growth records and the potential for good future growth.

This fund is one of the 30 American Funds. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2010 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge

Average annual total return	—	0.40%	1.47%
Cumulative total return	2.73%	2.00%	15.75%

The total annual fund operating expense ratio was 0.78% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 22 to 28 for details.

Results for other share classes can be found on page 31.

Equity investments are subject to market fluctuations. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

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The U.S. stock market was very volatile over the six months ended August 31, 2010. The period had three positive months and three negative months. Continuing high unemployment; troubling local, state and federal deficits; a slow U.S. economic recovery and debt problems in Europe were major influences on market sentiment during this period.

In this market environment, AMCAP Fund posted a total return of –6.6%, compared with –4.0% for the unmanaged Standard & Poor’s 500 Composite Index, a broad measure of mostly large U.S. stocks. The fund also lagged the Lipper Multi-Cap Core Funds Index and the Lipper Growth Funds Index for the six months, as shown below.

Over the longer term, AMCAP continued to exceed the S&P 500 and the fund’s two Lipper peer-group indexes by a significant margin. For its 43-year lifetime, AMCAP provided an average annual return of 10.9%, outpacing the 9.1% return of the S&P 500, the 8.9% of the Lipper Multi-Cap Core Funds Index and the 8.1% of the Lipper Growth Funds Index. The table below shows cumulative returns over selected periods. It’s significant that the 10-year period includes two of the most severe declines in the postwar period.

Investment results analysis

Most major industry sectors were down for the past six months, including information technology, the fund’s largest holding. With the exception of Apple (+18.9%), the fund’s major technology holdings such as Microsoft, Google and Oracle suffered losses ranging from 11.2% to 18.1%. In contrast, these same stocks posted gains of 55.9% to 77.5% during the past fiscal year ended February 28, 2010.

[Begin Sidebar]
Cumulative total returns

For periods ended August 31, 2010	Six months	1 year	5 years	10 years

AMCAP (Class A shares)	–6.6%	2.7%	–2.2%	7.9%
Standard & Poor’s 500 Composite Index*	–4.0	4.9	–4.4	–16.7
Lipper Multi-Cap Core Funds Index†	–3.6	6.1	–1.3	–6.5
Lipper Growth Funds Index†	–4.5	5.7	–7.5	–32.0

*The S&P 500 is unmanaged, and its results do not reflect the effect of sales charges, commissions or expenses.
† Lipper indexes do not include the effect of sales charges.
[End Sidebar]

Telecommunications, materials, and cash equivalent holdings of 8.3% helped the fund during the past six months along with some contributions from small and mid-sized stocks in a variety of industries. At the end of the six months, AMCAP’s industry-sector mix included 26.8% in information technology, 13.3% in consumer discretionary, 12.7% in industrials, 11.4% in health care, 9.8% in financials, 6.5% in energy, 5.2% in consumer staples and 3.8% in materials.

Real gross domestic product increased 1.7% in the second quarter of 2010 after increasing 3.7% in the first quarter. The slower GDP growth primarily reflected a surge in imports compared with the previous quarter and a slowdown in inventory investment. These contributions to the slowdown in GDP growth were partly offset by an upturn in residential investment, acceleration in business investment, an upturn in state and local government spending, and a pickup in federal government spending.

Looking ahead

A bright spot in the economic and market outlook is the good financial position U.S. companies are in today. Over the past two years, a growing number have cut costs, repaired their balance sheets and built up cash which enables them to reinvest in their own businesses, pay dividends, buy back stock or purchase other companies. So far, most companies have been very cautious about hiring, though that may change as clarity improves in areas such as taxes, regulations, medical insurance and other cost issues.

In the meantime, AMCAP investment professionals are finding many attractively valued companies as a result of the market weakness and volatility. We feel that our long-term focus is a strategy that helps bring value to our shareholders.

We thank you for taking a long-term perspective on your mutual fund investments and for your support of AMCAP Fund.

Cordially,

/s/ Claudia P. Huntington

Claudia P. Huntington
Vice Chairman of the Board

/s/ Timothy D. Armour

Timothy D. Armour
President

October 13, 2010

For current information about the fund, visit americanfunds.com.

Summary investment portfolio August 31, 2010
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Industry sector diversification	Percent of net assets

Information technology	26.79%
Consumer discretionary	13.27
Industrials	12.67
Health care	11.42
Financials	9.75
Other industries	17.83
Short-term securities & other assets less liabilities	8.27
[end pie chart]

			Percent
		Value	of net
Common stocks - 91.73%	Shares	(000)	assets

Information technology - 26.79%
Microsoft Corp.	20,545,000	$482,397	2.67%
Google Inc., Class A (1)	962,100	432,964	2.40
Oracle Corp.	18,420,000	403,030	2.23
Accenture PLC, Class A	9,735,400	356,316	1.98
Corning Inc.	20,060,000	314,541	1.74
Yahoo! Inc. (1)	22,825,000	298,551	1.66
Hewlett-Packard Co.	6,050,000	232,804	1.29
Apple Inc. (1)	890,000	216,599	1.20
Cisco Systems, Inc. (1)	9,169,300	183,844	1.02
MasterCard Inc., Class A	875,000	173,565	.96
Rovi Corp. (1)	3,675,000	159,899	.89
QUALCOMM Inc.	4,100,000	157,071	.87
Other securities		1,419,942	7.88
		4,831,523	26.79

Consumer discretionary - 13.27%
Johnson Controls, Inc.	9,400,000	249,382	1.38
Best Buy Co., Inc.	6,400,000	200,896	1.11
YUM! Brands, Inc.	4,726,000	197,074	1.09
Staples, Inc.	10,430,000	185,341	1.03
DIRECTV, Class A (1)	4,040,000	153,197	.85
Target Corp.	2,650,000	135,574	.75
Time Warner Inc.	4,433,333	132,911	.74
Lowe's Companies, Inc.	6,317,000	128,235	.71
Tractor Supply Co.	1,725,000	117,265	.65
Other securities		894,333	4.96
		2,394,208	13.27

Industrials - 12.67%
Precision Castparts Corp.	3,764,000	426,009	2.36
Union Pacific Corp.	3,822,300	278,799	1.55
General Dynamics Corp.	4,365,000	243,873	1.35
CSX Corp.	3,801,500	189,657	1.05
United Technologies Corp.	2,850,000	185,848	1.03
United Parcel Service, Inc., Class B	2,820,000	179,916	1.00
Robert Half International Inc.	6,314,400	136,265	.76
Other securities		645,164	3.57
		2,285,531	12.67

Health care - 11.42%
Medtronic, Inc.	9,710,000	305,671	1.70
McKesson Corp.	3,850,000	223,492	1.24
Hologic, Inc. (1) (2)	14,374,100	203,968	1.13
Amgen Inc. (1)	2,877,700	146,878	.81
Endo Pharmaceuticals Holdings Inc. (1)	4,900,000	133,133	.74
Beckman Coulter, Inc.	2,810,100	128,253	.71
Other securities		918,898	5.09
		2,060,293	11.42

Financials - 9.75%
JPMorgan Chase & Co.	8,050,000	292,698	1.62
Bank of New York Mellon Corp.	9,660,000	234,448	1.30
State Street Corp.	5,842,200	204,944	1.14
Wells Fargo & Co.	8,379,600	197,340	1.09
Capital One Financial Corp.	4,750,000	179,835	1.00
American Express Co.	3,500,000	139,545	.77
Other securities		508,868	2.83
		1,757,678	9.75

Energy - 6.51%
Schlumberger Ltd.	5,866,940	312,884	1.73
EOG Resources, Inc.	1,822,900	158,355	.88
FMC Technologies, Inc. (1)	2,420,000	149,677	.83
Other securities		554,087	3.07
		1,175,003	6.51

Consumer staples - 5.24%
PepsiCo, Inc.	3,042,481	195,266	1.08
CVS/Caremark Corp.	6,250,000	168,750	.93
Philip Morris International Inc.	2,500,000	128,600	.71
Ralcorp Holdings, Inc. (1)	1,985,000	118,405	.66
Other securities		334,528	1.86
		945,549	5.24

Materials - 3.80%
Monsanto Co.	4,097,900	215,754	1.20
Other securities		470,155	2.60
		685,909	3.80

Telecommunication services - 0.88%
Other securities		158,564	.88

Miscellaneous - 1.40%
Other common stocks in initial period of acquisition		251,592	1.40

Total common stocks (cost: $14,780,378,000)		16,545,850	91.73

			Percent
		Value	of net
Convertible securities - 0.00%	Shares	(000)	assets

Consumer discretionary - 0.00%
Johnson Controls, Inc. 11.50% convertible preferred 2012, units	4,600	621	.00

Total convertible securities (cost: $230,000)		621	.00

	Principal		Percent
	amount	Value	of net
Short-term securities - 8.30%	(000)	(000)	assets

Freddie Mac 0.185%-0.44% due 9/1/2010-5/3/2011	$396,220	396,023	2.20
Fannie Mae 0.15%-0.35% due 9/15/2010-1/18/2011	320,940	320,810	1.78
Straight-A Funding LLC 0.23%-0.27% due 9/21-11/22/2010 (3)	289,802	289,654	1.61
Jupiter Securitization Co., LLC 0.32%-0.45% due 9/10-9/17/2010 (3)	55,000	54,992	.30
Other securities		435,522	2.41

Total short-term securities (cost: $1,496,809,000)		1,497,001	8.30

Total investment securities (cost: $16,277,417,000)		18,043,472	100.03
Other assets less liabilities		(5,699)	(.03)

Net assets		$18,037,773	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is either shown in the summary investment portfolio or included in the value of "Other securities" under the respective industry sectors. Further details on such holdings and related transactions during the six months ended August 31, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 8/31/10 (000)
Hologic, Inc.(1)	12,001,100	2,373,000	-	14,374,100	$-	$203,968
MITIE Group PLC	14,578,000	4,500,000	-	19,078,000	1,098	57,114
MITIE Group PLC (3)	2,578,000	-	-	2,578,000	157	7,718
Harman International Industries, Inc.(1) (4)	4,051,200	-	2,151,200	1,900,000	-	-
Portfolio Recovery Associates, Inc.(1) (4)	990,600	-	190,600	800,000	-	-
Tractor Supply Co.(4)	2,025,000	-	300,000	1,725,000	850	-
					$2,105	$268,800

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $587,820,000, which represented 3.26% of the net assets of the fund.

(4) Unaffiliated issuer at 8/31/2010.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at August 31, 2010	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $15,966,600)	$17,774,672
Affiliated issuers (cost: $310,817)	268,800	$18,043,472
Cash		142
Receivables for:
Sales of investments	16,150
Sales of fund's shares	14,491
Dividends and interest	25,784	56,425
		18,100,039
Liabilities:
Payables for:
Purchases of investments	8,750
Repurchases of fund's shares	32,699
Investment advisory services	5,238
Services provided by affiliates	13,800
Trustees' deferred compensation	1,644
Other	135	62,266
Net assets at August 31, 2010		$18,037,773

Net assets consist of:
Capital paid in on shares of beneficial interest		$19,108,144
Undistributed net investment income		47,265
Accumulated net realized loss		(2,883,780)
Net unrealized appreciation		1,766,144
Net assets at August 31, 2010		$18,037,773

	(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (1,178,461 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$11,783,383	765,452	$15.39
Class B	502,614	34,060	14.76
Class C	955,213	65,246	14.64
Class F-1	1,299,626	84,786	15.33
Class F-2	432,049	28,019	15.42
Class 529-A	459,898	29,990	15.33
Class 529-B	59,537	4,036	14.75
Class 529-C	126,745	8,587	14.76
Class 529-E	26,124	1,723	15.16
Class 529-F-1	19,604	1,277	15.35
Class R-1	38,347	2,576	14.89
Class R-2	343,899	23,126	14.87
Class R-3	490,531	32,261	15.20
Class R-4	367,071	23,957	15.32
Class R-5	696,970	45,094	15.46
Class R-6	436,162	28,271	15.43

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended August 31, 2010	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $2,380; also includes $2,105 from affiliates)	$129,771
Interest	1,986	$131,757

Fees and expenses*:
Investment advisory services	32,519
Distribution services	30,296
Transfer agent services	11,097
Administrative services	5,323
Reports to shareholders	830
Registration statement and prospectus	395
Trustees' compensation	311
Auditing and legal	120
Custodian	89
State and local taxes	195
Other	545	81,720
Net investment income		50,037

Net realized gain and unrealized depreciation on investments and currency:
Net realized gain (loss) on:
Investments (includes $46,283 net loss from affiliates)	199,333
Currency transactions	(214)	199,119
Net unrealized (depreciation) appreciation on:
Investments	(1,528,817)
Currency translations	89	(1,528,728)
Net realized gain and unrealized depreciation on investments and currency		(1,329,609)
Net decrease in net assets resulting from operations		$(1,279,572)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)
	Six months ended August 31, 2010*	Year ended February 28, 2010
Operations:
Net investment income	$50,037	$86,250
Net realized gain (loss) on investments and currency transactions	199,119	(779,466)
Net unrealized (depreciation) appreciation on investments and currency translations	(1,528,728)	8,316,101
Net (decrease) increase in net assets resulting from operations	(1,279,572)	7,622,885

Dividends paid to shareholders from net investment income	(87,370)	(181,054)

Net capital share transactions	(242,889)	(808,734)

Total (decrease) increase in net assets	(1,609,831)	6,633,097

Net assets:
Beginning of period	19,647,604	13,014,507
End of period (including undistributed net investment income: $47,265 and $84,598, respectively)	$18,037,773	$19,647,604

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
   unaudited

1.	Organization

AMCAP Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital by investing primarily in U.S. companies that have solid long-term growth records and the potential for good future growth. Effective May 1, 2010, the fund reorganized from a Maryland corporation to a Delaware statutory trust in accordance with a proposal approved by shareholders on November 24, 2009.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of August 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Information technology	$4,831,523	$-	$-	$4,831,523
Consumer discretionary	2,394,208	-	-	2,394,208
Industrials	2,285,531	-	-	2,285,531
Health care	2,060,293	-	-	2,060,293
Financials	1,757,678	-	-	1,757,678
Energy	1,175,003	-	-	1,175,003
Consumer staples	945,549	-	-	945,549
Materials	685,909	-	-	685,909
Telecommunication services	158,564	-	-	158,564
Miscellaneous	251,592	-	-	251,592
Convertible securities	-	621	-	621
Short-term securities	-	1,497,001	-	1,497,001
Total	$16,545,850	$1,497,622	$-	$18,043,472

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market risks – The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Growth stock risks – The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.
5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended August 31, 2010, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2005.

Non-U.S. taxation –Dividend income is recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of February 28, 2010, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income		$86,101
Capital loss carryforwards*:
Expiring 2017	$(860,717)
Expiring 2018	(2,221,999)	(3,082,716)

*The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

As of August 31, 2010, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$2,903,562
Gross unrealized depreciation on investment securities	(1,137,695)
Net unrealized appreciation on investment securities	1,765,867
Cost of investment securities	16,277,605

Ordinary income distributions paid to shareholders from net investment income were as follows (dollars in thousands):

Share class	Six months ended August 31, 2010	Year ended February 28, 2010
Class A	$62,209	$132,922
Class B	-	1,312
Class C	-	2,279
Class F-1	7,464	14,462
Class F-2	3,113	2,791
Class 529-A	2,323	4,608
Class 529-B	-	204
Class 529-C	-	395
Class 529-E	62	205
Class 529-F-1	133	230
Class R-1	-	166
Class R-2	-	1,184
Class R-3	1,122	3,791
Class R-4	1,912	4,322
Class R-5	5,751	9,204
Class R-6(*)	3,281	2,979
Total	$87,370	$181,054

(*)Class R-6 was offered beginning May 1, 2009.

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.485% on the first $1 billion of daily net assets and decreasing to 0.290% on such assets in excess of $27 billion. For the six months ended August 31, 2010, the investment advisory services fee was $32,519,000, which was equivalent to an annualized rate of 0.325% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2010, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended August 31, 2010, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$15,046	$10,611	Not applicable	Not applicable	Not applicable
Class B	2,973	486	Not applicable	Not applicable	Not applicable
Class C	5,363	Included in administrative services	$806	$143	Not applicable
Class F-1	1,795		893	71	Not applicable
Class F-2	Not applicable		288	16	Not applicable
Class 529-A	524		276	48	$248
Class 529-B	345		38	13	35
Class 529-C	689		77	22	69
Class 529-E	70		16	3	14
Class 529-F-1	-		12	2	11
Class R-1	205		27	8	Not applicable
Class R-2	1,444		290	537	Not applicable
Class R-3	1,351		402	170	Not applicable
Class R-4	491		292	9	Not applicable
Class R-5	Not applicable		376	4	Not applicable
Class R-6	Not applicable		106	1	Not applicable
Total	$30,296	$11,097	$3,899	$1,047	$377

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $311,000, shown on the accompanying financial statements, includes $260,000 in current fees (either paid in cash or deferred) and a net increase of $51,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended August 31, 2010
Class A	$903,647	53,397	$59,720	3,604	$(1,259,635)	(75,547)	$(296,268)	(18,546)
Class B	12,703	777	-	-	(106,466)	(6,595)	(93,763)	(5,818)
Class C	76,050	4,721	-	-	(113,972)	(7,195)	(37,922)	(2,474)
Class F-1	232,094	13,850	6,742	409	(261,378)	(15,701)	(22,542)	(1,442)
Class F-2	139,101	8,310	2,814	169	(43,197)	(2,564)	98,718	5,915
Class 529-A	42,382	2,526	2,323	141	(23,973)	(1,451)	20,732	1,216
Class 529-B	949	59	-	-	(9,074)	(562)	(8,125)	(503)
Class 529-C	11,348	702	-	-	(9,095)	(572)	2,253	130
Class 529-E	2,232	135	62	4	(1,405)	(85)	889	54
Class 529-F-1	2,645	159	133	8	(1,249)	(76)	1,529	91
Class R-1	7,348	452	-	-	(5,974)	(368)	1,374	84
Class R-2	49,357	3,027	-	-	(61,991)	(3,861)	(12,634)	(834)
Class R-3	72,046	4,345	1,121	68	(87,040)	(5,275)	(13,873)	(862)
Class R-4	55,888	3,356	1,910	116	(40,570)	(2,440)	17,228	1,032
Class R-5	76,386	4,460	5,716	344	(71,994)	(4,282)	10,108	522
Class R-6	91,913	5,546	3,281	198	(5,787)	(345)	89,407	5,399
Total net increase
(decrease)	$1,776,089	105,822	$83,822	5,061	$(2,102,800)	(126,919)	$(242,889)	(16,036)

Year ended February 28, 2010
Class A	$1,507,879	104,997	$126,497	9,398	$(2,299,485)	(162,394)	$(665,109)	(47,999)
Class B	23,505	1,788	1,265	98	(165,417)	(12,007)	(140,647)	(10,121)
Class C	121,330	8,798	2,165	168	(208,216)	(15,531)	(84,721)	(6,565)
Class F-1	281,641	19,567	12,582	939	(519,481)	(37,981)	(225,258)	(17,475)
Class F-2	263,691	18,036	1,996	148	(64,898)	(4,417)	200,789	13,767
Class 529-A	59,495	4,080	4,608	343	(46,183)	(3,197)	17,920	1,226
Class 529-B	2,201	171	204	15	(6,636)	(483)	(4,231)	(297)
Class 529-C	18,923	1,351	393	30	(17,272)	(1,241)	2,044	140
Class 529-E	3,986	280	205	15	(3,393)	(238)	798	57
Class 529-F-1	4,223	291	230	17	(3,598)	(248)	855	60
Class R-1	12,124	854	165	13	(10,497)	(737)	1,792	130
Class R-2	91,844	6,686	1,183	91	(90,288)	(6,470)	2,739	307
Class R-3	124,096	8,706	3,784	284	(141,784)	(9,800)	(13,904)	(810)
Class R-4	133,309	9,217	4,319	323	(163,311)	(10,835)	(25,683)	(1,295)
Class R-5	196,892	13,697	9,194	681	(391,376)	(28,712)	(185,290)	(14,334)
Class R-6(†)	327,153	23,905	2,979	221	(20,960)	(1,254)	309,172	22,872
Total net increase
(decrease)	$3,172,292	222,424	$171,769	12,784	$(4,152,795)	(295,545)	$(808,734)	(60,337)

(*) Includes exchanges between share classes of the fund.
(†)Class R-6 was offered beginning May 1, 2009.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $2,712,305,000 and $2,890,419,000, respectively, during the six months ended August 31, 2010.

Financial highlights(1)

			(Loss) income from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income (loss) to average net assets(4)

Class A:	Six months ended 8/31/2010(5)	$16.55	$.05	$(1.13)	$(1.08)	$(.08)	$-	$(.08)	$15.39	(6.56)%	$11,783	.74	%(6)	.74	%(6)	.58	%(6)
	Year ended 2/28/2010	10.44	.08	6.19	6.27	(.16)	-	(.16)	16.55	60.46	12,973	.78		.78		.57
	Year ended 2/28/2009	18.41	.16	(7.43)	(7.27)	-	(.70)	(.70)	10.44	(40.97)	8,687	.74		.71		1.03
	Year ended 2/29/2008	20.29	.25	(.77)	(.52)	(.24)	(1.12)	(1.36)	18.41	(3.14)	16,387	.68		.65		1.21
	Year ended 2/28/2007	19.48	.18	1.37	1.55	(.16)	(.58)	(.74)	20.29	8.07	17,341	.68		.65		.91
	Year ended 2/28/2006	18.02	.12	1.82	1.94	(.09)	(.39)	(.48)	19.48	10.87	16,091	.68		.65		.66

Class B:	Six months ended 8/31/2010(5)	15.85	(.02)	(1.07)	(1.09)	-	-	-	14.76	(6.88)	503	1.51	(6)	1.51	(6)	(.20	)(6)
	Year ended 2/28/2010	9.98	(.03)	5.93	5.90	(.03)	-	(.03)	15.85	59.16	632	1.55		1.55		(.20)
	Year ended 2/28/2009	17.75	.04	(7.11)	(7.07)	-	(.70)	(.70)	9.98	(41.38)	499	1.50		1.48		.26
	Year ended 2/29/2008	19.59	.09	(.76)	(.67)	(.05)	(1.12)	(1.17)	17.75	(3.92)	1,031	1.45		1.42		.44
	Year ended 2/28/2007	18.83	.02	1.32	1.34	-	(.58)	(.58)	19.59	7.23	1,163	1.46		1.42		.13
	Year ended 2/28/2006	17.48	(.02)	1.76	1.74	-	(.39)	(.39)	18.83	10.04	1,139	1.47		1.44		(.13)

Class C:	Six months ended 8/31/2010(5)	15.72	(.02)	(1.06)	(1.08)	-	-	-	14.64	(6.87)	955	1.53	(6)	1.53	(6)	(.21	)(6)
	Year ended 2/28/2010	9.90	(.03)	5.88	5.85	(.03)	-	(.03)	15.72	59.18	1,065	1.56		1.56		(.21)
	Year ended 2/28/2009	17.63	.03	(7.06)	(7.03)	-	(.70)	(.70)	9.90	(41.44)	736	1.52		1.49		.24
	Year ended 2/29/2008	19.46	.08	(.74)	(.66)	(.05)	(1.12)	(1.17)	17.63	(3.93)	1,519	1.50		1.47		.39
	Year ended 2/28/2007	18.72	.01	1.31	1.32	-	(.58)	(.58)	19.46	7.16	1,667	1.51		1.48		.07
	Year ended 2/28/2006	17.39	(.03)	1.75	1.72	-	(.39)	(.39)	18.72	9.98	1,607	1.52		1.49		(.18)

Class F-1:	Six months ended 8/31/2010(5)	16.48	.05	(1.11)	(1.06)	(.09)	-	(.09)	15.33	(6.50)	1,300	.73	(6)	.73	(6)	.59	(6)
	Year ended 2/28/2010	10.39	.09	6.16	6.25	(.16)	-	(.16)	16.48	60.46	1,421	.74		.74		.61
	Year ended 2/28/2009	18.31	.16	(7.38)	(7.22)	-	(.70)	(.70)	10.39	(40.92)	1,077	.70		.67		1.06
	Year ended 2/29/2008	20.20	.25	(.78)	(.53)	(.24)	(1.12)	(1.36)	18.31	(3.19)	2,492	.68		.65		1.20
	Year ended 2/28/2007	19.40	.18	1.36	1.54	(.16)	(.58)	(.74)	20.20	8.06	2,506	.68		.65		.90
	Year ended 2/28/2006	17.94	.12	1.82	1.94	(.09)	(.39)	(.48)	19.40	10.90	2,132	.71		.68		.63

Class F-2:	Six months ended 8/31/2010(5)	16.60	.07	(1.12)	(1.05)	(.13)	-	(.13)	15.42	(6.39)	432	.49	(6)	.49	(6)	.83	(6)
	Year ended 2/28/2010	10.46	.12	6.20	6.32	(.18)	-	(.18)	16.60	60.82	367	.52		.52		.79
	Period from 8/1/2008 to 2/28/2009	16.52	.10	(6.16)	(6.06)	-	-	-	10.46	(36.68)	87	.50	(6)	.48	(6)	1.50	(6)

Class 529-A:	Six months ended 8/31/2010(5)	16.49	.04	(1.12)	(1.08)	(.08)	-	(.08)	15.33	(6.59)	460	.79	(6)	.79	(6)	.53	(6)
	Year ended 2/28/2010	10.41	.08	6.17	6.25	(.17)	-	(.17)	16.49	60.35	474	.83		.83		.51
	Year ended 2/28/2009	18.36	.15	(7.40)	(7.25)	-	(.70)	(.70)	10.41	(40.97)	287	.79		.76		.98
	Year ended 2/29/2008	20.25	.23	(.78)	(.55)	(.22)	(1.12)	(1.34)	18.36	(3.26)	467	.76		.73		1.12
	Year ended 2/28/2007	19.45	.17	1.36	1.53	(.15)	(.58)	(.73)	20.25	7.99	432	.74		.71		.84
	Year ended 2/28/2006	17.99	.11	1.82	1.93	(.08)	(.39)	(.47)	19.45	10.85	339	.75		.72		.60

Class 529-B:	Six months ended 8/31/2010(5)	15.85	(.02)	(1.08)	(1.10)	-	-	-	14.75	(6.94)	60	1.60	(6)	1.60	(6)	(.28	)(6)
	Year ended 2/28/2010	10.00	(.04)	5.93	5.89	(.04)	-	(.04)	15.85	59.02	72	1.64		1.64		(.29)
	Year ended 2/28/2009	17.81	.02	(7.13)	(7.11)	-	(.70)	(.70)	10.00	(41.47)	48	1.60		1.57		.17
	Year ended 2/29/2008	19.65	.06	(.74)	(.68)	(.04)	(1.12)	(1.16)	17.81	(3.99)	84	1.57		1.54		.31
	Year ended 2/28/2007	18.91	- (7)	1.32	1.32	-	(.58)	(.58)	19.65	7.09	84	1.57		1.54		.01
	Year ended 2/28/2006	17.58	(.05)	1.77	1.72	-	(.39)	(.39)	18.91	9.87	73	1.61		1.58		(.27)

Class 529-C:	Six months ended 8/31/2010(5)	15.86	(.02)	(1.08)	(1.10)	-	-	-	14.76	(6.94)	127	1.59	(6)	1.59	(6)	(.27	)(6)
	Year ended 2/28/2010	10.00	(.04)	5.95	5.91	(.05)	-	(.05)	15.86	59.02	134	1.63		1.63		(.28)
	Year ended 2/28/2009	17.82	.03	(7.15)	(7.12)	-	(.70)	(.70)	10.00	(41.44)	83	1.59		1.57		.17
	Year ended 2/29/2008	19.67	.06	(.74)	(.68)	(.05)	(1.12)	(1.17)	17.82	(4.00)	144	1.57		1.54		.31
	Year ended 2/28/2007	18.93	- (7)	1.32	1.32	-	(.58)	(.58)	19.67	7.08	136	1.56		1.53		.02
	Year ended 2/28/2006	17.59	(.05)	1.78	1.73	-	(.39)	(.39)	18.93	9.92	110	1.59		1.56		(.25)

Class 529-E:	Six months ended 8/31/2010(5)	$16.28	$.02	$(1.10)	$(1.08)	$(.04)	$-	$(.04)	$15.16	(6.67)%	$26	1.08	%(6)	1.08	%(6)	.24	%(6)
	Year ended 2/28/2010	10.28	.03	6.10	6.13	(.13)	-	(.13)	16.28	59.86	27	1.13		1.13		.22
	Year ended 2/28/2009	18.20	.10	(7.32)	(7.22)	-	(.70)	(.70)	10.28	(41.17)	17	1.09		1.06		.69
	Year ended 2/29/2008	20.07	.17	(.76)	(.59)	(.16)	(1.12)	(1.28)	18.20	(3.50)	27	1.06		1.03		.82
	Year ended 2/28/2007	19.28	.10	1.35	1.45	(.08)	(.58)	(.66)	20.07	7.66	25	1.05		1.02		.54
	Year ended 2/28/2006	17.85	.05	1.80	1.85	(.03)	(.39)	(.42)	19.28	10.46	20	1.08		1.05		.27

Class 529-F-1:	Six months ended 8/31/2010(5)	16.52	.06	(1.12)	(1.06)	(.11)	-	(.11)	15.35	(6.48)	20	.58	(6)	.58	(6)	.74	(6)
	Year ended 2/28/2010	10.43	.11	6.18	6.29	(.20)	-	(.20)	16.52	60.70	20	.63		.63		.72
	Year ended 2/28/2009	18.36	.18	(7.41)	(7.23)	-	(.70)	(.70)	10.43	(40.86)	12	.59		.56		1.18
	Year ended 2/29/2008	20.26	.27	(.77)	(.50)	(.28)	(1.12)	(1.40)	18.36	(3.07)	18	.56		.53		1.30
	Year ended 2/28/2007	19.46	.20	1.37	1.57	(.19)	(.58)	(.77)	20.26	8.20	14	.55		.52		1.04
	Year ended 2/28/2006	17.99	.14	1.82	1.96	(.10)	(.39)	(.49)	19.46	10.99	10	.62		.59		.73

Class R-1:	Six months ended 8/31/2010(5)	15.99	(.02)	(1.08)	(1.10)	-	-	-	14.89	(6.88)	38	1.51	(6)	1.51	(6)	(.19	)(6)
	Year ended 2/28/2010	10.09	(.03)	6.00	5.97	(.07)	-	(.07)	15.99	59.14	40	1.53		1.53		(.19)
	Year ended 2/28/2009	17.95	.04	(7.20)	(7.16)	-	(.70)	(.70)	10.09	(41.36)	24	1.48		1.45		.29
	Year ended 2/29/2008	19.80	.08	(.76)	(.68)	(.05)	(1.12)	(1.17)	17.95	(3.93)	40	1.50		1.47		.39
	Year ended 2/28/2007	19.04	.02	1.32	1.34	-	(.58)	(.58)	19.80	7.14	43	1.50		1.47		.09
	Year ended 2/28/2006	17.69	(.03)	1.77	1.74	-	(.39)	(.39)	19.04	9.92	35	1.55		1.51		(.19)

Class R-2:	Six months ended 8/31/2010(5)	15.97	(.02)	(1.08)	(1.10)	-	-	-	14.87	(6.89)	344	1.52	(6)	1.52	(6)	(.20	)(6)
	Year ended 2/28/2010	10.08	(.04)	5.98	5.94	(.05)	-	(.05)	15.97	59.02	383	1.60		1.60		(.25)
	Year ended 2/28/2009	17.94	.03	(7.19)	(7.16)	-	(.70)	(.70)	10.08	(41.44)	238	1.59		1.57		.17
	Year ended 2/29/2008	19.79	.08	(.76)	(.68)	(.05)	(1.12)	(1.17)	17.94	(3.95)	415	1.53		1.47		.38
	Year ended 2/28/2007	19.03	.02	1.32	1.34	-	(.58)	(.58)	19.79	7.15	427	1.59		1.46		.09
	Year ended 2/28/2006	17.66	(.03)	1.79	1.76	-	(.39)	(.39)	19.03	10.05	358	1.66		1.48		(.17)

Class R-3:	Six months ended 8/31/2010(5)	16.33	.02	(1.12)	(1.10)	(.03)	-	(.03)	15.20	(6.66)	490	1.05	(6)	1.05	(6)	.27	(6)
	Year ended 2/28/2010	10.29	.04	6.11	6.15	(.11)	-	(.11)	16.33	60.02	541	1.08		1.08		.27
	Year ended 2/28/2009	18.21	.11	(7.33)	(7.22)	-	(.70)	(.70)	10.29	(41.15)	349	1.05		1.02		.70
	Year ended 2/29/2008	20.08	.18	(.78)	(.60)	(.15)	(1.12)	(1.27)	18.21	(3.51)	724	1.04		1.01		.85
	Year ended 2/28/2007	19.28	.11	1.35	1.46	(.08)	(.58)	(.66)	20.08	7.68	747	1.04		1.01		.55
	Year ended 2/28/2006	17.86	.05	1.80	1.85	(.04)	(.39)	(.43)	19.28	10.45	662	1.06		1.02		.29

Class R-4:	Six months ended 8/31/2010(5)	16.47	.05	(1.12)	(1.07)	(.08)	-	(.08)	15.32	(6.53)	367	.75	(6)	.75	(6)	.57	(6)
	Year ended 2/28/2010	10.40	.08	6.16	6.24	(.17)	-	(.17)	16.47	60.42	378	.77		.77		.57
	Year ended 2/28/2009	18.33	.16	(7.39)	(7.23)	-	(.70)	(.70)	10.40	(40.93)	252	.73		.70		1.04
	Year ended 2/29/2008	20.22	.24	(.78)	(.54)	(.23)	(1.12)	(1.35)	18.33	(3.22)	528	.73		.70		1.16
	Year ended 2/28/2007	19.42	.17	1.35	1.52	(.14)	(.58)	(.72)	20.22	7.97	555	.73		.70		.85
	Year ended 2/28/2006	17.99	.11	1.81	1.92	(.10)	(.39)	(.49)	19.42	10.79	405	.75		.71		.61

Class R-5:	Six months ended 8/31/2010(5)	16.64	.07	(1.12)	(1.05)	(.13)	-	(.13)	15.46	(6.38)	697	.44	(6)	.44	(6)	.87	(6)
	Year ended 2/28/2010	10.50	.13	6.22	6.35	(.21)	-	(.21)	16.64	60.97	741	.47		.47		.89
	Year ended 2/28/2009	18.45	.20	(7.45)	(7.25)	-	(.70)	(.70)	10.50	(40.77)	619	.43		.40		1.35
	Year ended 2/29/2008	20.35	.30	(.77)	(.47)	(.31)	(1.12)	(1.43)	18.45	(2.93)	787	.43		.40		1.43
	Year ended 2/28/2007	19.55	.23	1.36	1.59	(.21)	(.58)	(.79)	20.35	8.29	514	.43		.40		1.15
	Year ended 2/28/2006	18.07	.17	1.83	2.00	(.13)	(.39)	(.52)	19.55	11.19	359	.44		.41		.90

Class R-6:	Six months ended 8/31/2010(5)	16.60	.08	(1.12)	(1.04)	(.13)	-	(.13)	15.43	(6.33)	436	.40	(6)	.40	(6)	.93	(6)
	Period from 5/1/2009 to 2/28/2010	13.04	.11	3.61	3.72	(.16)	-	(.16)	16.60	28.85	380	.42	(6)	.42	(6)	.90	(6)

	Six months ended August 31,	Year ended February 28 or 29
	2010(5)	2010	2009	2008	2007	2006

Portfolio turnover rate for all classes of shares	15%	29%	37%	29%	20%	20%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.
(7)Amount less than $.01.

See Notes to Financial Statements

Expense example
         unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010, through August 31, 2010).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 3/1/2010	Ending account value 8/31/2010	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$934.40	$3.61	.74%
Class A -- assumed 5% return	1,000.00	1,021.48	3.77	.74
Class B -- actual return	1,000.00	931.22	7.35	1.51
Class B -- assumed 5% return	1,000.00	1,017.59	7.68	1.51
Class C -- actual return	1,000.00	931.29	7.45	1.53
Class C -- assumed 5% return	1,000.00	1,017.49	7.78	1.53
Class F-1 -- actual return	1,000.00	935.04	3.56	.73
Class F-1 -- assumed 5% return	1,000.00	1,021.53	3.72	.73
Class F-2 -- actual return	1,000.00	936.06	2.39	.49
Class F-2 -- assumed 5% return	1,000.00	1,022.74	2.50	.49
Class 529-A -- actual return	1,000.00	934.06	3.85	.79
Class 529-A -- assumed 5% return	1,000.00	1,021.22	4.02	.79
Class 529-B -- actual return	1,000.00	930.59	7.79	1.60
Class 529-B -- assumed 5% return	1,000.00	1,017.14	8.13	1.60
Class 529-C -- actual return	1,000.00	930.65	7.74	1.59
Class 529-C -- assumed 5% return	1,000.00	1,017.19	8.08	1.59
Class 529-E -- actual return	1,000.00	933.30	5.26	1.08
Class 529-E -- assumed 5% return	1,000.00	1,019.76	5.50	1.08
Class 529-F-1 -- actual return	1,000.00	935.20	2.83	.58
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.28	2.96	.58
Class R-1 -- actual return	1,000.00	931.21	7.35	1.51
Class R-1 -- assumed 5% return	1,000.00	1,017.59	7.68	1.51
Class R-2 -- actual return	1,000.00	931.11	7.40	1.52
Class R-2 -- assumed 5% return	1,000.00	1,017.54	7.73	1.52
Class R-3 -- actual return	1,000.00	933.38	5.12	1.05
Class R-3 -- assumed 5% return	1,000.00	1,019.91	5.35	1.05
Class R-4 -- actual return	1,000.00	934.70	3.66	.75
Class R-4 -- assumed 5% return	1,000.00	1,021.42	3.82	.75
Class R-5 -- actual return	1,000.00	936.21	2.15	.44
Class R-5 -- assumed 5% return	1,000.00	1,022.99	2.24	.44
Class R-6 -- actual return	1,000.00	936.68	1.95	.40
Class R-6 -- assumed 5% return	1,000.00	1,023.19	2.04	.40

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended			10 years1/
September 30, 2010 (the most recent calendar quarter-end):	1 year	5 years	Life of class

Class B shares2
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	3.13%	0.45%	1.44%
Not reflecting CDSC	8.13	0.81	1.44

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	7.13	0.78	2.00
Not reflecting CDSC	8.13	0.78	2.00

Class F-1 shares3 — first sold 3/16/01
Not reflecting annual asset-based fee charged
by sponsoring firm	9.06	1.61	3.00

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged
by sponsoring firm	9.27	—	2.20

Class 529-A shares4 — first sold 2/15/02
Reflecting 5.75% maximum sales charge	2.73	0.34	2.69
Not reflecting maximum sales charge	9.00	1.53	3.39

Class 529-B shares2,4 — first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	3.13	0.35	2.78
Not reflecting CDSC	8.13	0.70	2.78

Class 529-C shares4 — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	7.06	0.71	2.74
Not reflecting CDSC	8.06	0.71	2.74

Class 529-E shares3,4 — first sold 3/7/02	8.63	1.22	2.62

Class 529-F-1 shares3,4 — first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	9.18	1.73	6.15

1Applicable to Class B shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 22 to 28 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2011. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee considered, among other things, the impact of current market conditions on the fund and CRMC. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing long-term growth of capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent these were differences among the advisory fees paid by the clients and the advisory fees paid by the fund, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Offices of the fund and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete August 31, 2010, portfolio of AMCAP Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

AMCAP Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of AMCAP Fund, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2010, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system
Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
>AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-902-1010P

Litho in USA AGD/ALD/8078-S26171

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

AMCAP Fund®
Investment portfolio

August 31, 2010
unaudited

Common stocks — 91.73%	Shares	Value (000)

INFORMATION TECHNOLOGY — 26.79%
Microsoft Corp.	20,545,000	$482,397
Google Inc., Class A1	962,100	432,964
Oracle Corp.	18,420,000	403,030
Accenture PLC, Class A	9,735,400	356,316
Corning Inc.	20,060,000	314,541
Yahoo! Inc.1	22,825,000	298,551
Hewlett-Packard Co.	6,050,000	232,804
Apple Inc.1	890,000	216,599
Cisco Systems, Inc.1	9,169,300	183,844
MasterCard Inc., Class A	875,000	173,565
Rovi Corp.1	3,675,000	159,899
QUALCOMM Inc.	4,100,000	157,071
Automatic Data Processing, Inc.	2,975,000	114,865
Global Payments Inc.	2,934,500	110,425
Intel Corp.	6,000,000	106,320
Trimble Navigation Ltd.1	3,490,000	98,174
SAP AG	2,220,000	96,932
Autodesk, Inc.1	3,460,000	96,015
eBay Inc.1	4,050,000	94,122
Avago Technologies Ltd.1	4,000,000	80,600
International Business Machines Corp.	600,000	73,938
Maxim Integrated Products, Inc.	4,645,000	73,716
Texas Instruments Inc.	2,720,000	62,642
Xilinx, Inc.	2,496,900	60,300
EMC Corp.1	3,150,000	57,456
NVIDIA Corp.1	5,400,000	50,382
FLIR Systems, Inc.1	1,784,800	44,834
Paychex, Inc.	1,600,000	39,824
Logitech International SA1	2,081,556	30,682
KLA-Tencor Corp.	1,083,000	30,335
Linear Technology Corp.	1,050,000	30,083
Applied Materials, Inc.	2,057,000	21,372
Digital River, Inc.1	703,300	18,546
Altera Corp.	673,900	16,625
Intersil Corp., Class A	1,176,000	11,754
		4,831,523

CONSUMER DISCRETIONARY — 13.27%
Johnson Controls, Inc.	9,400,000	249,382
Best Buy Co., Inc.	6,400,000	200,896
YUM! Brands, Inc.	4,726,000	197,074
Staples, Inc.	10,430,000	185,341
DIRECTV, Class A1	4,040,000	153,197
Target Corp.	2,650,000	135,574
Time Warner Inc.	4,433,333	132,911
Lowe’s Companies, Inc.	6,317,000	128,235
Tractor Supply Co.	1,725,000	117,265
Apollo Group, Inc., Class A1	2,750,000	116,820
Time Warner Cable Inc.	2,095,613	108,155
Kohl’s Corp.1	1,975,000	92,785
Harley-Davidson, Inc.	3,330,000	80,986
Omnicom Group Inc.	2,100,000	73,521
Bed Bath & Beyond Inc.1	2,000,000	71,940
News Corp., Class A	5,000,000	62,850
Texas Roadhouse, Inc.1	4,557,200	60,428
Harman International Industries, Inc.1	1,900,000	59,223
McDonald’s Corp.	700,000	51,142
P.F. Chang’s China Bistro, Inc.	700,000	29,967
NIKE, Inc., Class B	400,000	28,000
O’Reilly Automotive, Inc.1	580,000	27,417
Carnival Corp., units	750,000	23,385
Timberland Co., Class A1	480,000	7,714
		2,394,208

INDUSTRIALS — 12.67%
Precision Castparts Corp.	3,764,000	426,009
Union Pacific Corp.	3,822,300	278,799
General Dynamics Corp.	4,365,000	243,873
CSX Corp.	3,801,500	189,657
United Technologies Corp.	2,850,000	185,848
United Parcel Service, Inc., Class B	2,820,000	179,916
Robert Half International Inc.	6,314,400	136,265
Copart, Inc.1	2,900,000	95,845
SGS SA	60,000	86,875
Southwest Airlines Co.	7,385,000	81,604
Serco Group PLC	8,358,000	74,602
General Electric Co.	5,000,000	72,400
Gardner Denver, Inc.	1,368,600	65,337
MITIE Group PLC2	19,078,000	57,114
MITIE Group PLC2,3	2,578,000	7,718
Rockwell Collins, Inc.	550,000	29,661
MSC Industrial Direct Co., Inc., Class A	560,000	24,959
Landstar System, Inc.	640,000	23,027
Mine Safety Appliances Co.	685,000	15,618
Iron Mountain Inc.	513,000	10,404
		2,285,531

HEALTH CARE — 11.42%
Medtronic, Inc.	9,710,000	305,671
McKesson Corp.	3,850,000	223,492
Hologic, Inc.1,2	14,374,100	203,968
Amgen Inc.1	2,877,700	146,878
Endo Pharmaceuticals Holdings Inc.1	4,900,000	133,133
Beckman Coulter, Inc.	2,810,100	128,253
Biogen Idec Inc.1	2,156,000	115,993
St. Jude Medical, Inc.1	3,350,000	115,809
Abbott Laboratories	2,300,000	113,482
Becton, Dickinson and Co.	1,200,000	81,828
Alere Inc.1	2,712,000	75,855
Medco Health Solutions, Inc.1	1,500,000	65,220
Life Technologies Corp.1	1,503,600	64,309
Emergency Medical Services Corp., Class A1	1,148,200	55,171
Myriad Genetics, Inc.1	3,421,800	53,585
Allergan, Inc.	780,000	47,908
ResMed Inc.1	1,380,000	41,593
Merck & Co., Inc.	778,545	27,374
Roche Holding AG	165,000	22,428
Illumina, Inc.1	520,000	22,303
Boston Scientific Corp.1	2,547,890	13,224
Cochlear Ltd.	45,741	2,816
		2,060,293

FINANCIALS — 9.75%
JPMorgan Chase & Co.	8,050,000	292,698
Bank of New York Mellon Corp.	9,660,000	234,448
State Street Corp.	5,842,200	204,944
Wells Fargo & Co.	8,379,600	197,340
Capital One Financial Corp.	4,750,000	179,835
American Express Co.	3,500,000	139,545
Hudson City Bancorp, Inc.	8,000,000	92,200
Arthur J. Gallagher & Co.	3,525,000	87,596
Zions Bancorporation	3,487,000	64,266
Cullen/Frost Bankers, Inc.	1,250,000	64,063
BB&T Corp.	2,500,000	55,300
Portfolio Recovery Associates, Inc.1	800,000	50,960
PNC Financial Services Group, Inc.	795,000	40,513
Northern Trust Corp.	620,000	28,607
City National Corp.	523,600	25,363
		1,757,678

ENERGY — 6.51%
Schlumberger Ltd.	5,866,940	312,884
EOG Resources, Inc.	1,822,900	158,355
FMC Technologies, Inc.1	2,420,000	149,677
Apache Corp.	1,300,000	116,805
Devon Energy Corp.	1,625,000	97,955
Baker Hughes Inc.	2,319,300	87,159
Chevron Corp.	1,100,000	81,576
ConocoPhillips	1,363,000	71,462
Murphy Oil Corp.	700,000	37,492
Marathon Oil Corp.	882,800	26,917
BG Group PLC	1,180,000	18,993
Hess Corp.	313,000	15,728
		1,175,003

CONSUMER STAPLES — 5.24%
PepsiCo, Inc.	3,042,481	195,266
CVS/Caremark Corp.	6,250,000	168,750
Philip Morris International Inc.	2,500,000	128,600
Ralcorp Holdings, Inc.1	1,985,000	118,405
Avon Products, Inc.	2,950,000	85,845
Walgreen Co.	2,000,000	53,760
L’Oréal SA	500,000	49,740
Whole Foods Market, Inc.1	1,350,000	46,966
Altria Group, Inc.	1,750,000	39,060
Shoppers Drug Mart Corp.	1,000,000	34,051
Colgate-Palmolive Co.	340,000	25,106
		945,549

MATERIALS — 3.80%
Monsanto Co.	4,097,900	215,754
Barrick Gold Corp.	2,500,000	116,900
AptarGroup, Inc.	2,100,000	87,465
Ecolab Inc.	1,560,000	73,944
Praxair, Inc.	795,431	68,431
Air Products and Chemicals, Inc.	812,100	60,120
Vulcan Materials Co.	1,450,000	53,302
AK Steel Holding Corp.	784,400	9,993
		685,909

TELECOMMUNICATION SERVICES — 0.88%
tw telecom inc.1	5,750,000	100,826
United States Cellular Corp.1	734,300	30,782
Telephone and Data Systems, Inc., special common shares	1,066,300	26,956
		158,564

MISCELLANEOUS — 1.40%
Other common stocks in initial period of acquisition		251,592

Total common stocks (cost: $14,780,378,000)		16,545,850

Convertible securities — 0.00%

CONSUMER DISCRETIONARY — 0.00%
Johnson Controls, Inc. 11.50% convertible preferred 2012, units	4,600	621

Total convertible securities (cost: $230,000)		621

	Principal amount
Short-term securities — 8.30%	(000)

Freddie Mac 0.185%–0.44% due 9/1/2010–5/3/2011	$396,220	396,023
Fannie Mae 0.15%–0.35% due 9/15/2010–1/18/2011	320,940	320,810
Straight-A Funding LLC 0.23%–0.27% due 9/21–11/22/20103	289,802	289,654
Merck & Co. Inc. 0.20%–0.21% due 9/27–9/28/20103	85,000	84,986
General Electric Capital Services, Inc. 0.46% due 9/9/2010	40,000	39,998
General Electric Co. 0.22% due 9/21/2010	35,000	34,996
Federal Home Loan Bank 0.18%–0.19% due 10/22–11/26/2010	66,100	66,074
Jupiter Securitization Co., LLC 0.32%–0.45% due 9/10–9/17/20103	55,000	54,992
Procter & Gamble International Funding S.C.A. 0.20% due 9/3/20103	24,000	24,000
Procter & Gamble Co. 0.26% due 12/2/20103	18,800	18,790
U.S. Treasury Bills 0.156%–0.165% due 9/2–9/9/2010	42,000	41,999
E.I. duPont de Nemours and Co. 0.21% due 9/23/20103	38,600	38,595
Wal-Mart Stores Inc. 0.19% due 9/7–9/16/20103	32,900	32,898
Abbott Laboratories 0.20%–0.21% due 9/30–11/22/20103	21,600	21,595
Bank of America Corp. 0.20% due 9/14/2010	17,000	16,999
Coca-Cola Co. 0.23% due 11/22/20103	14,600	14,592

Total short-term securities (cost: $1,496,809,000)		1,497,001

Total investment securities (cost: $16,277,417,000)		18,043,472
Other assets less liabilities		(5,699)

Net assets		$18,037,773

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Represents an affiliated company as defined under the Investment Company Act of 1940.
3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $587,820,000, which represented 3.26% of the net assets of the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-902-1010O-S25544

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: October 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: October 29, 2010

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: October 29, 2010